NON-CONTROLLING INTEREST (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of subsidiaries [line items]
Equity	$ 46,163		$ 41,883		$ 24,341
Income	4,360		12,448		2,365
Other comprehensive income
Debt instruments at FVOCI	(86)
Available for sale investments			470		1,054
Deferred tax	2		(134)		(251)
Total other comprehensive income	(84)		336		803
Comprehensive income	$ 4,276		$ 12,784		$ 3,168
Santander Agente de Valores Limitada [Member]
Disclosure of subsidiaries [line items]
Non-controlling	0.97%		0.97%		0.97%
Equity	$ 488		$ 389		$ 492
Income	99		132		116
Other comprehensive income
Available for sale investments
Deferred tax
Total other comprehensive income
Comprehensive income	$ 99		$ 132		$ 116
Santander S.A. Sociedad Securitizadora [Member]
Disclosure of subsidiaries [line items]
Non-controlling	0.36%		0.36%		0.36%
Equity	$ 2		$ 1		$ 2
Income
Other comprehensive income
Available for sale investments
Deferred tax
Total other comprehensive income
Comprehensive income
Santander Corredores de Bolsa Limitada [Member]
Disclosure of subsidiaries [line items]
Non-controlling	49.00%		49.00%	[1]	49.41%
Equity	$ 21,673		$ 21,000	[1]	$ 19,966
Income	755		702	[1]	1,130
Other comprehensive income
Debt instruments at FVOCI	(84)
Available for sale investments			470	[1]	1,054
Deferred tax	2		(134)	[1]	(251)
Total other comprehensive income	(82)		336	[1]	803
Comprehensive income	$ 673		$ 1,038	[1]	$ 1,933
Santander Corredora de Seguros Limitada [Member]
Disclosure of subsidiaries [line items]
Non-controlling	0.24%		0.24%		0.25%
Equity	$ 172		$ 167		$ 164
Income	4		4		7
Other comprehensive income
Debt instruments at FVOCI	(2)
Available for sale investments
Deferred tax
Total other comprehensive income	(2)
Comprehensive income	2		4		7
Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Equity	22,335		21,557		20,624
Income	858		838		1,253
Other comprehensive income
Debt instruments at FVOCI	(86)
Available for sale investments			470		1,054
Deferred tax	2		(134)		(251)
Total other comprehensive income	(84)		336		803
Comprehensive income	$ 774		$ 1,174		$ 2,056
Bansa Santander S.A. [Member]
Disclosure of subsidiaries [line items]
Non-controlling	100.00%	[1]	100.00%		100.00%
Equity	$ 20,051	[1]	$ 17,401		$ 6,533
Income	2,650	[1]	10,869		529
Other comprehensive income
Available for sale investments		[1]
Deferred tax		[1]
Total other comprehensive income		[1]
Comprehensive income	$ 2,650	[1]	$ 10,869		$ 529
Santander Gestion de Recaudacion y Cobranzas Limitada [Member]
Disclosure of subsidiaries [line items]
Non-controlling	100.00%		100.00%		100.00%	[2]
Equity	$ 3,777		$ 2,925		$ 2,184	[2]
Income	852		741		583	[2]
Other comprehensive income
Available for sale investments						[2]
Deferred tax						[2]
Total other comprehensive income						[2]
Comprehensive income	852		741		583	[2]
Total Entities Controlled Through Other Considerations [Member]
Disclosure of subsidiaries [line items]
Equity	23,828		20,326		8,717
Income	3,502		11,610		1,112
Other comprehensive income
Available for sale investments
Deferred tax
Total other comprehensive income
Comprehensive income	$ 3,502		$ 11,610		$ 1,112
Multinegocios S.A [Member]
Disclosure of subsidiaries [line items]
Non-controlling					100.00%
Multinegocios S.A. [Member]
Disclosure of subsidiaries [line items]
Non-controlling
Income
Other comprehensive income
Available for sale investments
Deferred tax
Total other comprehensive income
Comprehensive income
Servicios Administrativos Y Financieros Limitada [Member]
Disclosure of subsidiaries [line items]
Non-controlling					100.00%
Income
Other comprehensive income
Available for sale investments
Deferred tax
Total other comprehensive income
Comprehensive income
Servicios Administrativos y Financieros Limitada. [Member]
Disclosure of subsidiaries [line items]
Equity
Multiservicios De Negocios Limitada [Member]
Disclosure of subsidiaries [line items]
Non-controlling					100.00%
Income
Other comprehensive income
Available for sale investments
Deferred tax
Total other comprehensive income
Comprehensive income
Multiservicios de Negocios Limitada. [Member]
Disclosure of subsidiaries [line items]
Equity

[1]	In September 2017, Bansa Santander S.A. celebrated a legal cession of rights,which generated an income of Ch$20,663 million before tax (Ch$15,197 million net of taxes).
[2]	Ex Santander S.A. Corredores de Bolsa, See Note1.